Offerings	Jun. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. 3.83% Debentures, Series due June 12, 2030
Amount Registered | shares	438,468,284
Maximum Aggregate Offering Price	$ 438,468,284.13
Fee Rate	0.01531%
Amount of Registration Fee	$ 67,129.49
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement Nos. 333-278184 and 333-278184-02. The total amount of the registration fee is calculated based on the total maximum aggregate offering price of the Debentures of C$1,999,230,000. The amount to be registered and the maximum aggregate offering price for the Debentures is based on the U.S. dollar/Canadian dollar exchange rate of $1.00 = C$1.3684 as of June 9, 2025, as announced by the Bank of Canada.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of 3.83% Debentures, Series due June 12, 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the 3.83% Debentures, Series due June 12, 2030 (the "2030 Debentures") and the 4.67% Debentures, Series due June 12, 2035 (the "2035 Debentures" and together with the 2030 Debentures, the "Debentures"). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each such Debenture, as applicable. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. 4.67% Debentures, Series due June 12, 2035
Amount Registered | shares	1,023,092,662
Maximum Aggregate Offering Price	$ 1,022,529,962.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 156,549.34
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of 4.67% Debentures, Series due June 12, 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.